Intangible Assets Acquired (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 1,454	$ 4,878
Weighted Average Life	6 years	8 years
Technology-based
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 874	$ 2,841
Weighted Average Life	5 years	9 years
Marketing-related
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 543	$ 174
Weighted Average Life	8 years	2 years
Contract-based
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 0	$ 1,500
Weighted Average Life		9 years
Customer-related
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 37	$ 363
Weighted Average Life	4 years	3 years